STOCK PLAN	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stock Plan
STOCK PLAN

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan.

In November 2019, the Company issued stock options to purchase up to 1,800,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a five year period and were unexercised at December 31, 2020 and September 30, 2021. The estimated aggregate fair value of the stock options was determined to be $1,101,028 using a Black Scholes model.

In the nine months ended September 30, 2021, the Company issued stock options to purchase up to 20,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest immediately and were unexercised at September 30, 2021. The estimated aggregate fair value of the stock options was determined to be approximately $12,200 using a Black Scholes model.

The Company recognized $252,867 and $165,153 of stock based compensation expense during the nine months ended September 30, 2021 and 2020, respectively, related to all stock options and warrants (see Note F) which is included in the accompanying statements of operations. As of September 30, 2021, there was approximately $688,000 of total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 2.9 years.

At September 30, 2021, there were 5,680,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan during 2021 and 2020:

	Options Issued	Weighted- Average Exercise Price

Options outstanding – December 31, 2019	1,800,000	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-
Options outstanding – December 31, 2020	1,800,000	1.00
Granted	20,000	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – September 30, 2021	1,820,000	$1.00

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

September 30, 2021 and 2020

NOTE E - STOCK PLAN (continued)

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of September 30, 2021 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at September 30, 2021
$1.00	1,820,000	3.5 Years	405,000	605,000

The fair value of each option grant was estimated on the date of grant to be $0.61 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2020:

Risk-free interest rates	2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.

NOTE E - STOCK PLAN

The Company has reserved 10,000,000 shares of common stock for issuance to employees or consultants from the RetinalGenix Technologies Inc. 2017 Equity Incentive Plan (the “Plan”). The Company may grant stock options, restricted stock or other types of equity incentive instruments under the Plan. There were no stock option awards issued through December 31, 2018.

In April 2019, the Company issued stock options to purchase up to 2,500,000 shares of the Company’s common stock at an exercise price of $0.0001 per share to consultants pursuant to the Plan. These options were fully vested upon issuance and were exercised in the second quarter of 2019. The estimated fair value of the stock options of $250 was recognized as an expense during the year ended December 31, 2019, since they were fully vested upon issuance.

In November 2019, the Company issued stock options to purchase up to 1,800,000 shares of common stock at an exercise price of $1.00 per share to members of the Company’s medical advisory board and consultants pursuant to the Plan. The options vest over a five year period and were unexercised at December 31, 2020 and 2019. The estimated aggregate fair value of the stock options was determined to be $1,101,028 using a Black Scholes model.

The Company recognized $220,206 and $27,776 of compensation expense during the years ended December 31, 2020 and 2019, respectively, related to all stock options which is included in the accompanying statements of operations. As of December 31, 2020, there was approximately $1,074,000 of total unrecognized compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 3.8 years.

At December 31, 2020, there are 5,700,000 shares available to be issued under the Plan. The following table summarizes stock option activity of the Plan during 2020 and 2019:

	Options Issued	Weighted-Average Exercise Price
Options outstanding December 31, 2018	-
Granted	4,300,000	$0.42
Canceled	-	-
Exercised	(2,500,000)	$0.0001

Options outstanding – December 31, 2019	1,800,000	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2020	1,800,000	$1.00

RETINALGENIX TECHNOLOGIES INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 and 2019

NOTE E - STOCK PLAN (continued)

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2020 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at December 31, 2019
$1.00	1,800,000	4 Years	405,000	45,000

The fair value of each option grant was estimated on the date of grant to be $0.61 per share using the Black-Scholes option-pricing model with the following assumption weighted-averages in 2019:

Risk-free interest rates	2.38%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

The risk-free interest rate assumption is determined using the yield currently available on U.S. Treasury zero-coupon issues with a remaining term commensurate with the expected term of the award. Management has estimated expected volatility based on similar comparable industry sector averages. Expected life of the option represents the period of time options are expected to be outstanding. The estimate for dividend yield is 0% because the Company has not historically paid, and does not intend to pay a dividend on its common stock in the foreseeable future.